STOCK OPTION RESERVE (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of stock option reserve

	Six Months Ended September 30,
	2025	2024
Balance at April 1	$23,530	$23,841
Share-based compensation expense	51	144
Balance at June 30	$23,581	$23,985
Share-based compensation expense	983	141
Balance at September 30	$24,564	$24,126

Schedule of share options issued and outstanding

	Six Months Ended September 30,
	2025	2024
Balance, beginning of period	225,117	90,281
Granted	97,739	–
Expired or forfeited	–	(25,167)
Balance, end of period	322,856	65,114
Exercisable, end of period	322,856	43,723

Schedule of weighted average exercise price and the remaining contractual life

	As of September 30,
	2025	2024
	PBI Amended and Restated
	2021 Equity Incentive Plan
Weighted average exercise price	$45.32	205.18
Weighted average remaining contractual life (in years)	8.94	7.39